Equity - Summary of Other Miscellaneous Reserves Within Equity (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ (971,468,479)	$ (969,740,120)	$ (849,525,427)
Reserve for Corporate Reorganization [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(534,057,733)	(532,330,290)	(421,335,641)
Reserve for Transition to IFRS [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for Subsidiaries Transactions [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	12,502,494	12,502,494	12,502,494
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ 7,308,596	$ 7,309,512	$ 16,529,556